Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating and Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) reinsurer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Ceded Credit Risk [Line Items]
Total	$ 437.6
Less: Allowance	(0.3)	$ (0.5)	$ (0.3)
Total Reinsurance recoverable	437.3
Net reinsurance recoverable	$ 437.3	$ 452.7
Number of reinsurers with the largest reinsurance recoverable balances | reinsurer	3
Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total	$ 335.0
Less: Allowance	0.0
Total Reinsurance recoverable	335.0
Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total	1.9
Less: Allowance	0.0
Total Reinsurance recoverable	1.9
Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total	100.6
Less: Allowance	0.0
Total Reinsurance recoverable	100.6
Ceded paid losses
Ceded Credit Risk [Line Items]
Total	0.1
Less: Allowance	(0.3)
Total Reinsurance recoverable	(0.2)
John Hancock, The Hartford and Sun Life
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	436.9
A++ or A+
Ceded Credit Risk [Line Items]
Total	432.7
A++ or A+ | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total	330.1
A++ or A+ | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total	1.9
A++ or A+ | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total	100.6
A++ or A+ | Ceded paid losses
Ceded Credit Risk [Line Items]
Total	0.1
B++ or B+
Ceded Credit Risk [Line Items]
Total	4.9
B++ or B+ | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total	4.9
B++ or B+ | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total	0.0
B++ or B+ | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total	0.0
B++ or B+ | Ceded paid losses
Ceded Credit Risk [Line Items]
Total	$ 0.0